SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel Agreement Segment Subsidiary Customer Charter	Dec. 31, 2014 USD ($) Customer Charter	Dec. 31, 2013 USD ($) Customer	Nov. 12, 2015
Cash and Cash Equivalents [Abstract]
Original maturities of deposits classified as cash and cash equivalents	3 months
Accounts Receivable [Abstract]
Allowance for doubtful balances	$ 0	$ 0
Vessels, Net [Abstract]
Number of types of vessel | Vessel	1
Historical and average spot market rate	15 years
Estimate useful life of vessel	25 years
Impairment on vessels	$ 0	0	$ 0
Impairment Of Long-Lived Assets [Abstract]
Salvage value of the vessel	$ 9,700
Drydock [Abstract]
Period when vessels are required to be drydocked, minimum	30 months
Period when vessels are required to be drydocked, maximum	60 months
Deferred Compensation Liability [Abstract]
Number of individual deferred compensation agreements | Agreement	2
Defined Benefit Plan [Abstract]
Net liability	$ 200	400
Segment Information [Abstract]
Number of operating segment | Segment	1
Income Taxes [Abstract]
Statutory rate of corporate earnings	0.00%
Number of wholly owned subsidiaries | Subsidiary	2
Income tax expense	$ 96		$ 86
Concentration Risk [Line Items]
Accounts receivable, net	$ 28,600	16,400
Ballast Tank [Member]
Vessels, Net [Abstract]
Improvements amortized over a period	8 years
Nordic American Offshore Limited [Member]
Principles of Consolidation [Line Items]
Percentage of ownership interest				26.70%
Increase to net loss		$ 400
Norway [Member]
Income Taxes [Abstract]
Income tax rate for wholly-owned subsidiaries in Norway	27.00%	27.00%	28.00%
Income tax expense	$ 96	$ 47	$ 65
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage		62.00%
Number of charterers accounted for outstanding amount | Charter	2	3
Accounts Receivable [Member] | Customer one [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage	22.00%
Accounts Receivable [Member] | Customer two [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage	21.00%
Revenues [Member]
Concentration Risk [Line Items]
Number of customers accounted for total revenues | Customer	2	2	2
Concentration of credit risk percentage		40.00%	42.00%
Revenues [Member] | Customer one [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage	30.00%
Revenues [Member] | Customer two [Member]
Concentration Risk [Line Items]
Concentration of credit risk percentage	12.00%